NOTE 6 - INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011
Income Tax Disclosure [Abstract]
NOTE 6 - INCOME TAXES

NOTE 6 - INCOME TAXES

At September 30, 2013, the Company had federal and state net operating loss carry forwards of approximately $44,469,000 that expire in various years through the year 2026.

Due to operating losses, there is no provision for current federal or state income taxes for the nine months ended September 30, 2013 and 2012.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at September 30, 2013 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $17,343,000 less a valuation allowance in the amount of approximately $17,343,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $1,283,000 and $200,000 for the nine months ended September 30, 2013 and 2012, respectively.

The Company’s total deferred tax asset as of September 30, 2013 is as follows:

Net operating loss carry forwards	$17, 343,000
Valuation allowance	(17,343,000)

Net deferred tax asset	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the nine months ended September 30, 2013 and 2012 is as follows:

Income tax computed at the federal statutory rate	34%
Income tax computed at the state statutory rate	5%
Valuation allowance	(39%)
Total deferred tax asset	0%

INCOME TAXES

At December 31, 2012, the Company had federal and state net operating loss carry forwards of approximately $41,200,000  that expire in various years through the year 2025.

Due to operating losses, there is no provision for current federal or state income taxes for the year ended December 31, 2012 and 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at December 31, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $16,060,000 less a valuation allowance in the amount of approximately $16,060,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $220,000 and $240,000 for the years ended December 31, 2012 and 2011, respectively.

The Company’s total deferred tax asset as of December 31, 2012 is as follows:

Net operating loss carry forwards	$16,060,000
Valuation allowance	(16,060,000)

Net deferred tax asset	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the year ended December 31, 2012 and 2011 is as follows:

Income tax computed at the federal statutory rate	34%
Income tax computed at the state statutory rate	5%
Valuation allowance	(39%)
Total deferred tax asset	0%